Collaboration and license agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
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Collaboration and license agreements

(9) Collaboration and license agreements

In March 2014, the Company entered into an agreement with Genable Technologies Limited (Genable) in which the Company will be the exclusive manufacturer and provide development advice and expertise in the ongoing development of Genable’s lead therapeutic product. Under a license agreement, the Company also granted certain rights to manufacturing patent applications. The Company is eligible to earn development milestone payments and mid-single-digit royalties on future product sales. During the nine months ended September 30, 2014, the Company received $20,000 for the license and recognized it as revenue. As the final product being manufactured is subject to final testing, the Company will recognize manufacturing revenues when product is released. As of September 30, 2015, $0.4 million remains in current deferred revenue related to the Genable agreement.

In April 2014, the Company began discussions with a biopharmaceutical company concerning a potential manufacturing technology agreement. The Company received a one-time, nonrefundable payment of $1.0 million to engage in due diligence. In March 2015, the Company concluded discussions on a potential arrangement with the biopharmaceutical company and, as a result, the Company recognized the nonrefundable payment of $1.0 million as revenue during the nine months ended September 30, 2015.

In December 2014, the Company entered into a global collaboration agreement with Pfizer Inc. (Pfizer), for the development and commercialization of SPK-FIX product candidates for the treatment of hemophilia B. Under the agreement, the Company granted Pfizer an exclusive worldwide license to any Factor IX gene therapy that it develops, manufactures or commercializes prior to December 31, 2024. The Company will be primarily responsible for conducting all research and development activities through completion of Phase 1/2 clinical trials of hemophilia B product candidates. Pfizer and the Company will share development costs incurred under an agreed product development plan for each product candidate with the Company’s share of development costs under the agreement limited to $10.6 million. Following the completion of Phase 1/2 clinical trials, Pfizer will be primarily responsible for development, manufacture, regulatory approval and commercialization, including all costs associated therewith. In connection with this agreement, the Company received a $20.0 million upfront payment for the license in December 2014. As there is no stand-alone value for the license, the Company is recognizing revenue through the estimated completion date of Phase 1/2 clinical trials. During the nine months ended September 30, 2015, the Company recognized $3.9 million of revenue. As of September 30, 2015, there is $5.2 million and $10.3 million of current and long term deferred revenue for this payment, respectively. During the nine months ended September 30, 2015, the Company recorded $1.1 million as a reduction to research and development expenses for the reimbursement of costs from Pfizer.

The Company also is eligible to receive up to $260.0 million in aggregate milestone payments, $140.0 million of which relate to potential development, regulatory and commercial milestones for the first product candidate to achieve each milestone and $120.0 million of which relate to potential regulatory milestones for additional product candidates. In addition, the Company is entitled to receive royalties calculated as a low-teen percentage of net sales of licensed products. The royalties may be subject to certain reductions, including for a specified portion of royalty payments that Pfizer may become required to pay under any third-party license agreements, subject to a minimum royalty. Under the agreement, the Company remains solely responsible for the payment of license payments payable by the Company under specified license agreements.

The agreement will expire on a country-by-country basis upon the latest of: (i) the expiration of the last-to-expire valid claim, as defined in the agreement, in licensed patent rights covering a licensed product; (ii) the expiration of the last-to-expire regulatory exclusivity granted with respect to a licensed product; or (iii) 15 years after the first commercial sale of the last licensed product to be launched, in each case, in the applicable country. Pfizer may terminate the agreement on a licensed product-by-licensed product and country-by-country basis, or in its entirety, for any or no reason subject to notice requirements.

In April 2015, the Company entered into a research, license and option agreement with Clearside Biomedical, Inc. (Clearside) under which the Company acquired exclusive rights to license Clearside’s microinjector technology and the option to further develop and commercialize gene therapy products delivered using the Clearside technology. Under the agreement, the companies will explore the feasibility of using Clearside’s microinjector technology to deliver viral vectors to the choroid and the retina through the suprachoroidal space. In connection with this agreement, the Company made an upfront payment of $0.5 million for services to be rendered in the development of licensed products. During the nine months ended September 30, 2015, the Company recorded $0.4 million as research and development expense related to the upfront payment.

(11) Collaboration and license agreements

In March 2014, the Company entered into an agreement with Genable Technologies Limited (Genable) in which the Company will be the exclusive manufacturer and provide development advice and expertise in the ongoing development of Genable’s lead therapeutic product. Under a license agreement, the Company also granted certain rights to manufacturing patent applications. The Company is eligible to earn development milestone payments and mid-single-digit royalties on future product sales. During the year ended December 31, 2014, the Company received $20,000 for the license and recognized $20,000 of revenue. The Company also received $0.4 million during the year ended December 31, 2014 representing a payment for manufacturing and supply services the Company is rendering pursuant to the terms of the agreement. As the final product being manufactured is subject to final testing, the Company will recognize manufacturing revenues when product is released. Accordingly, as of December 31, 2014, the Company recorded $0.4 million of current deferred revenue related to the Genable agreement.

In April 2014, the Company began discussions with a pharmaceutical company concerning a potential manufacturing technology agreement. The Company received a one-time, nonrefundable payment of $1.0 million to engage in due diligence. The payment is creditable against an early milestone payment that may be negotiated as part of such potential agreement. As of December 31, 2014, there is $1.0 million of current deferred revenue for this payment.

In December 2014, the Company entered into a global collaboration agreement with Pfizer for the development and commercialization of SPK-FIX product candidates for the treatment of hemophilia B. Under the agreement, the Company granted Pfizer an exclusive worldwide license to any Factor IX gene therapy that it develops, manufactures or commercializes prior to December 31, 2024. The Company will be primarily responsible for conducting all research and development activities through completion of Phase 1/2 clinical trials of hemophilia B product candidates. Pfizer and the Company will share development costs incurred under an agreed product development plan for each product candidate with the Company’s share of development costs under the agreement limited to $10.6 million. Following the completion of Phase 1/2 clinical trials, Pfizer will be primarily responsible for development, manufacture, regulatory approval and commercialization, including all costs associated therewith. In connection with this agreement, the Company received a $20.0 million upfront payment for the license in December 2014. As there is no stand-alone value for the license, the Company is recognizing revenue through the estimated completion date of Phase 1/2 clinical trials. During the year ended December 31, 2014, the Company recognized $0.6 million of revenue. As of December 31, 2014, there is $8.6 million and $10.8 million of current and long term deferred revenue for this payment, respectively. During the year ended December 31, 2014, the Company recorded $0.1 million as a reduction to research and development expenses for the reimbursement of costs from Pfizer.

The Company also is eligible to receive up to $260.0 million in aggregate milestone payments, $140.0 million of which relate to potential development, regulatory and commercial milestones for the first product candidate to achieve each milestone and $120.0 million of which relate to potential regulatory milestones for additional product candidates. In addition, the Company is entitled to receive royalties calculated as a low-teen percentage of net sales of licensed products. The royalties may be subject to certain reductions, including for a specified portion of royalty payments that Pfizer may become required to pay under any third-party license agreements, subject to a minimum royalty. Under the agreement, the Company remains solely responsible for the payment of license payments payable by the Company under specified license agreements.

The agreement will expire on a country-by-country basis upon the latest of: (i) the expiration of the last-to-expire valid claim, as defined in the agreement, in licensed patent rights covering a licensed product, (ii) the expiration of the last-to-expire regulatory exclusivity granted with respect to a licensed product or (iii) 15 years after the first commercial sale of the last licensed product to be launched, in each case, in the applicable country. Pfizer may terminate the agreement on a licensed product-by-licensed product and country-by-country basis, or in its entirety, for any or no reason subject to notice requirements.